Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Retail
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 194	$ 204
Recorded Investment, Total	326	359
Unpaid Principal Balance, Total	324	358
Average recorded investment, Total	345	374
Retail | North America
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	40	31
With an allowance recorded, Unpaid Principal Balance	38	30
Related Allowance, Total	21	16
With an allowance recorded, Average recorded investment	41	33
Retail | Europe
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	199	234
With an allowance recorded, Unpaid Principal Balance	199	234
Related Allowance, Total	148	167
With an allowance recorded, Average recorded investment	214	249
Retail | South America
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	80	91
With an allowance recorded, Unpaid Principal Balance	80	91
Related Allowance, Total	22	20
With an allowance recorded, Average recorded investment	86	88
Retail | Rest of World
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	7	3
With an allowance recorded, Unpaid Principal Balance	7	3
Related Allowance, Total	3	1
With an allowance recorded, Average recorded investment	4	4
Wholesale
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	125	135
Recorded Investment, Total	278	314
Unpaid Principal Balance, Total	270	303
Average recorded investment, Total	290	322
Wholesale | North America
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	29	25
With an allowance recorded, Unpaid Principal Balance	29	23
Related Allowance, Total	3	5
With an allowance recorded, Average recorded investment	37	27
Wholesale | Europe
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	226	256
With an allowance recorded, Unpaid Principal Balance	226	256
Related Allowance, Total	94	107
With an allowance recorded, Average recorded investment	224	260
Wholesale | South America
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	19	23
With an allowance recorded, Unpaid Principal Balance	11	14
Related Allowance, Total	16	16
With an allowance recorded, Average recorded investment	22	26
Wholesale | Rest of World
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	4	10
With an allowance recorded, Unpaid Principal Balance	4	10
Related Allowance, Total	12	7
With an allowance recorded, Average recorded investment	$ 7	$ 9